Earnings Per Share - Summary of Shareholders' Equity Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of shareholders equity per share [Abstract]
Toyota Motor Corporation shareholders' equity	¥ 23,404,547	¥ 20,618,888	¥ 19,907,100
Common shares issued and outstanding at the end of the year (excluding treasury stock)	2,795,949	2,766,153	2,832,439
Toyota Motor Corporation shareholders' equity per share	¥ 8,370.88	¥ 7,454.00	¥ 7,028.25